Investor A Institutional [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Investor A, Institutional | BlackRock LifePath ESG Index 2045 Fund | Investor A
Prospectus [Line Items]
Annual Return [Percent]	18.78%	13.85%	19.46%	(18.43%)	18.58%